INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
Intangible Assets, Net
Total	$ 4,196,015			$ 4,152,997
Less: accumulated amortization	(777,532)			(729,415)
Intangible assets, net	3,418,483			3,423,582
Amortization expense	40,689	$ 24,249	$ 63,395
Land use rights
Intangible Assets, Net
Total	4,101,384			4,059,336
Software
Intangible Assets, Net
Total	39,238			38,836
License for drug manufacturing
Intangible Assets, Net
Total	$ 55,393			$ 54,825